SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents
Maximum term of original maturity to classify instruments as cash and cash equivalents (in months)	3
Allowance for doubtful accounts, returns and credits	$ 12.0	$ 7.0	$ 10.0
Allowance for Doubtful Accounts
Activity in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	45	52	44
Bad debt expense	15	18	27
Write-offs	(16)	(20)	(23)
Other	5	(5)	4
Allowance for doubtful accounts, ending balance	$ 49	$ 45	$ 52